COMMITMENTS AND CONTINGENCIES (Narrative) (Details) - USD ($) $ in Thousands	1 Months Ended		12 Months Ended
	Sep. 30, 2023	Feb. 28, 2022	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Restructuring Cost and Reserve [Line Items]
Merger-contract termination fee, net			$ 0	$ 0	$ (313,501)
TSNB Lease Agreement [Member]
Restructuring Cost and Reserve [Line Items]
Prepayments of operating activities			105,000
Lease extension amount per quarter			$ 6,000
Intel Corporation [Member]
Restructuring Cost and Reserve [Line Items]
Acquisition of equipment and other fixed assets	$ 300,000
Intel Corporation [Member] | Intel Acquisition Agreement [Member]
Restructuring Cost and Reserve [Line Items]
Gross termination fee		$ 353,000
Merger-contract termination fee, net		$ 313,501
Tonami Factory [Member]
Restructuring Cost and Reserve [Line Items]
Restructuring gain from sale of machinery and equipment					52,168
Restructuring expense				$ 6,270	$ 19,662